PENSION AND OTHER POST-EMPLOYMENT BENEFITS - Additional pension benefit cost (Details) - Additional pension benefit obligation Rp in Billions	12 Months Ended
Dec. 31, 2017 IDR (Rp)
Disclosure of net defined benefit liability (asset) [line items]
Past service cost	Rp 657
Actuarial loss recognized in OCI	(419)
Pension benefit obligations at end of year	Rp 1,076